Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,720,000.00
Previously Paid Amount	0.00
Total Fee Amount	17,914.33
Total Offset Amount	0.00
Net Fee	$ 17,914.33
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A